Reserves (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Reserves

(in thousands)	Note	June 30 2023	December 31 2022

Reserves
Share purchase warrants	19 .1	$-	$83,077
Share purchase options	1 9 .2	22,019	22,578
Restricted share units	19 .3	6,222	8,142
Long-term investment revaluation reserve, net of tax	1 9 .4	(54,430)	(47,250)

Total reserves		$(26,189)	$66,547

Summary of Share Purchase Warrants
The Company’s share purchase warrants (“warrants”) are presented below:

	Number of Warrants	Weighted Average Exercise Price	Exchange Ratio	Share Purchase Warrants Reserve

Warrants outstanding at December 31, 2022	10,000,000	$43.75	1.00	$83,077

Expired	(10,000,000)	43.75	1.00	(83,077)

Warrants outstanding at June 30, 2023	-	$43.75	1.00	$-

Summary of Fair Value of Share Purchase Options	The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Six Months Ended June 30

	2023	2022

Black-Scholes weighted average assumptions

Grant date share price and exercise price	Cdn$59.41	Cdn$60.00

Expected dividend yield	1.39%	1.32%

Expected volatility	30%	35%

Risk-free interest rate	3.40%	1.72%

Expected option life, in years	3.0	3.0

Weighted average fair value per option granted	Cdn$12.89	Cdn$13.84

Number of options issued during the period	316,580	283,440

Total fair value of options issued (000’s)	$ 2,972	$ 3,069

Disclosure of Information About Options Outstanding and Exercisable
The following table summarizes information about the options outstanding and exercisable at June 30, 2023:

Exercise Price (Cdn$)	Exercisable Options	Non-Exercisable Options	Total Options Outstanding	Weighted Average Remaining Contractual Life

$30.82	4,477	-	4,477	1.0 years

$31.88¹	22,000	-	22,000	1.7 years

$32.50¹	13,680	-	13,680	0.7 years

$32.93	142,165	-	142,165	0.7 years

$33.47	292,345	-	292,345	1.7 years

$49.86	156,693	79,873	236,566	4.7 years

$52.89¹	39,738	20,088	59,826	4.7 years

$57.29¹	-	63,190	63,190	6.7 years

$59.41	-	252,630	252,630	6.7 years

$60.00	73,578	148,556	222,134	5.7 years

$62.18¹	17,624	35,246	52,870	5.7 years

	762,300	599,583	1,361,883	4.2 years

1)	US$ share purchase options converted to Cdn$ using the exchange rate of 1.3240, being the Cdn$/US$ exchange rate at June 30, 2023.

Disclosure of Outstanding Share Purchase Options
A continuity schedule of the Company’s outstanding share purchase options from January 1, 2022 to June 30, 2023 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2022	1,705,497	Cdn$34.40

Granted (fair value - $3 million or Cdn$13.84 per option)	283,440	60.00

Exercised	(329,480)	28.84

At March 31, 2022	1,659,457	Cdn$38.59

Exercised	(434)	50.36

Forfeited	(6,154)	49.86

At June 30, 2022	1,652,869	Cdn$38.73

Exercised	(163,215)	28.55

Forfeited	(11,354)	55.83

At December 31, 2022	1,478,300	Cdn$41.37

Granted (fair value - $3 million or Cdn$12.89 per option)	316,580	59.41

Exercised	(397,636)	31.17

Forfeited	(1,300)	55.01

At March 31, 2023	1,395,944	Cdn$48.32

Exercised	(32,611)	35.77

Forfeited	(1,450)	59.69

At June 30, 2023	1,361,883	Cdn$48.43

Disclosure of Restricted Share Units Reserve
A continuity schedule of the Company’s restricted share units outstanding from January 1, 2022 to June 30, 2023 is presented below:

	Number of RSUs Outstanding	Weighted Average Intrinsic Value at Date Granted

At January 1, 2022	350,058	$ 26.69

Granted (fair value - $4 million)	89,210	46.93

Released	(87,838)	28.85

At March 31, 2022	351,430	$31.28

Granted	2,570	39.39

Forfeited	(1,320)	39.95

At June 30, 2022	352,680	$31.31

Forfeited	(2,474)	39.95

At December 31, 2022	350,206	$31.25

Granted (fair value - $4 million)	92,880	43.27

Released	(59,672)	41.64

Forfeited	(290)	43.58

At March 31, 2023	383,124	$32.54

Granted	1,110	50.26

Released	(60,155)	24.64

Forfeited	(320)	45.11

At June 30, 2023	323,759	$34.05

Disclosure of Long Term Investment Revaluation Reserve
A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2022 to June 30, 2023 is presented below:

(in thousands)		Change in Fair Value	Deferred Tax Recovery (Expense)	Total

At January 1, 2022		$(65,475)	$(111)	$(65,586)

Unrealized gain (loss) on LTIs 1		91	(194)	(103)

At March 31, 2022		$(65,384)	$(305)	$(65,689)

Unrealized gain (loss) on LTIs 1		(33,874)	349	(33,525)

At June 30, 2022		$(99,258)	$44	$(99,214)

Unrealized gain (loss) on LTIs 1		54,835	(6,668)	48,167

Reallocate reserve to retained earnings upon disposal of LTIs 1		3,797	-	3,797

At December 31, 2022		$(40,626)	$(6,624)	$(47,250)

Unrealized gain (loss) on LTIs 1		44,654	(3,954)	40,700

Reallocate reserve to retained earnings upon disposal of LTIs 1		990	-	990

At March 31, 2023		$5,018	$(10,578)	$(5,560)

Unrealized gain (loss) on LTIs 1		(53,083)	6,044	(47,039)

Reallocate reserve to retained earnings upon disposal of LTIs 1	1 5	(1,831)	-	(1,831)

At June 30, 2023		$(49,896)	$(4,534)	$(54,430)

1)	LTIs refers to long-term investments in common shares held.